Business Acquisitions and Divestitures - Summarized Financial Information for Discontinued Operations (Details) - USD ($)		12 Months Ended
	May 10, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of discontinued operations, net of tax		$ 0	$ 391,000,000	$ 0
Income from discontinued operations		0	415,000,000	37,000,000
Less: Net loss attributable to non-controlling interests from discontinued operations		0	(2,000,000)	(5,000,000)
Income from discontinued operations attributable to IGT PLC		$ 0	417,000,000	41,000,000
Discontinued Operations, Disposed of by Sale | Italian B2C Gaming Machine
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue			74,000,000	429,000,000
Operating income			24,000,000	51,000,000
Income from discontinued operations before provision for (benefit from) income taxes			23,000,000	43,000,000
(Benefit from) provision for income taxes on discontinued operations			(1,000,000)	7,000,000
Gain on sale of discontinued operations before provision for income taxes	$ 396,000,000		396,000,000	0
Provision for income taxes on sale of discontinued operations			5,000,000	0
Gain on sale of discontinued operations, net of tax	$ 391,000,000
Income from discontinued operations			415,000,000	37,000,000
Less: Net loss attributable to non-controlling interests from discontinued operations			(2,000,000)	(5,000,000)
Income from discontinued operations attributable to IGT PLC			417,000,000	41,000,000
Depreciation and amortization			$ 0	$ 95,000,000
Discontinued Operations, Disposed of by Sale | Italian B2C Gaming Machine | Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Period of continuing involvement	1 year